Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Share Options Outstanding (Detail) - 2011 and 2013 Option Plans [member] Options in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Options	Dec. 31, 2017 USD ($) Options	Dec. 31, 2016 USD ($) Options
Disclosure of sharebased payment [line items]
Weighted average exercise price outstanding at 1 January | $	$ 22.30	$ 16.70	$ 14.98
Weighted average exercise price granted | $	55.90	37.91	31.20
Weighted average exercise price exercised | $	20.27	14.13	14.90
Weighted average exercise price expired | $	0	0	0
Weighted average exercise price forfeited | $	26.00	30.67	20.49
Weighted average exercise price outstanding - 31 December | $	27.80	22.30	16.70
Weighted average exercise price exercisable - 31 December | $	$ 20.65	$ 18.34	$ 14.22
Number of options outstanding at 1 January | Options	330	865	1,264
Number of options granted | Options	37	30	94
Number of options exercised | Options	(100)	(550)	(479)
Number of options expired | Options	0	0	0
Number of options forfeited | Options	(4)	(15)	(14)
Number of options outstanding - 31 December | Options	263	330	865
Number of options exercisable - 31 December | Options	183	228	689